RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 01, 2022	Jun. 30, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Apr. 06, 2021
Related Party Transaction [Line Items]
Proceeds from Related Party Debt				$ 2,175,000	$ 0
Revenues			$ 5,500,000	94,471,000	101,348,000
Receivables written off				83,000	455,000
Payments to Acquire Interest in Joint Venture				0	8,633,000
Promissory Note Warrants [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 200,000
Proceeds from (Repayments of) Related Party Debt		3,100,000
Mod Cloth [Member]
Related Party Transaction [Line Items]
Accounts receivables from related parties				9,000,000	$ 7,700,000
Receivables written off				3,600,000
Remaining consideration as part of the acquisition				5,400,000
Equity method investment ownership percentage							50.00%
Remaining equity interest	50.00%
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 2,000,000
IPCO Holdings LLC [Member]
Related Party Transaction [Line Items]
Revenues				6,900,000
Inventory						$ 600,000
IPCO Holdings LLC [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory notes from related parties				1,000,000
PIPE Related Parties [Member]
Related Party Transaction [Line Items]
Convertible Debt				1,500,000
PIPE Related Parties [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Long-Term Debt				1,500,000
PIPE Related Parties [Member] | Promissory Note Warrants [Member]
Related Party Transaction [Line Items]
Convertible Debt				32,142
PIPE Related Parties [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Long-Term Debt, Fair Value				$ 1,700,000
Tiger Capital [Member]
Related Party Transaction [Line Items]
Payments to Acquire Interest in Joint Venture	$ 1,500,000